Convertible Preferred Stock - Authorized, issued and outstanding Convertible Preferred Stock (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Issuance Costs	$ 721,852
BFLY Operations Inc
Temporary Equity [Line Items]
Shares Authorized, Issued and Outstanding	103,242,914	103,242,914
Convertible Preferred Stock | BFLY Operations Inc
Temporary Equity [Line Items]
Shares Authorized, Issued and Outstanding	103,242,914	103,242,914	103,242,914
Series A convertible preferred stock | BFLY Operations Inc
Temporary Equity [Line Items]
Purchase price	$ 0.04	$ 0.04
Shares Authorized, Issued and Outstanding	25,952,123	25,952,123
Total Proceeds or Exchange Value		$ 1,038,000
Issuance Costs		11,000
Net Carrying Value		$ 1,027,000
Initial Liquidation Price per share	$ 0.80	$ 0.80
Series B convertible preferred stock | BFLY Operations Inc
Temporary Equity [Line Items]
Purchase price	$ 0.80	$ 0.80
Shares Authorized, Issued and Outstanding	25,000,000	25,000,000
Total Proceeds or Exchange Value		$ 20,000,000
Issuance Costs		99,000
Net Carrying Value		$ 19,901,000
Initial Liquidation Price per share	$ 0.80	$ 0.80
Series C convertible preferred stock | BFLY Operations Inc
Temporary Equity [Line Items]
Purchase price	$ 3.33	$ 3.33
Shares Authorized, Issued and Outstanding	27,948,045	27,948,045
Total Proceeds or Exchange Value		$ 93,067,000
Issuance Costs		246,000
Net Carrying Value		$ 92,821,000
Initial Liquidation Price per share	$ 3.33	$ 3.33
Series D convertible preferred stock | BFLY Operations Inc
Temporary Equity [Line Items]
Purchase price	$ 10.27	$ 10.27
Shares Authorized, Issued and Outstanding	24,342,746	24,342,746
Total Proceeds or Exchange Value		$ 250,000,000
Issuance Costs		2,812,000
Net Carrying Value		$ 247,188,000
Initial Liquidation Price per share	$ 10.27	$ 10.27